Overview and Summary of Significant Accounting Policies - Revenue Recognition (FY) (Details)	12 Months Ended
Dec. 31, 2024
Minimum
Revenue Recognition [Abstract]
Initial contract period	2 years
Maximum
Revenue Recognition [Abstract]
Initial contract period	5 years